Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

July 31, 2020

FAEM-QTLY-0920
1.804858.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Bermuda - 0.8%
Shangri-La Asia Ltd.	9,669,000	$6,986,362
Brazil - 2.8%
BM&F BOVESPA SA	681,900	8,292,787
Suzano Papel e Celulose SA (a)	2,083,100	16,771,659

TOTAL BRAZIL		25,064,446

Cayman Islands - 20.7%
Airtac International Group	477,037	9,975,503
Alibaba Group Holding Ltd. sponsored ADR (a)	153,500	38,531,570
Bilibili, Inc. ADR (a)	178,300	7,770,314
JD.com, Inc. sponsored ADR (a)	265,033	16,906,455
Li Ning Co. Ltd.	5,791,000	18,642,562
Sunny Optical Technology Group Co. Ltd.	757,500	14,259,996
Tencent Holdings Ltd.	1,154,000	79,162,343

TOTAL CAYMAN ISLANDS		185,248,743

China - 15.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,769,560	11,048,413
C&S Paper Co. Ltd. (A Shares)	2,310,874	8,087,057
China Life Insurance Co. Ltd. (H Shares)	6,161,000	14,132,798
China Merchants Bank Co. Ltd. (H Shares)	4,694,500	21,896,723
Haier Smart Home Co. Ltd. (A Shares) (b)	12,720,977	32,827,622
Hualan Biological Engineer, Inc. (A Shares)	1,610,390	14,990,735
Industrial & Commercial Bank of China Ltd. (H Shares)	34,703,000	20,333,930
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,782,010	12,840,415

TOTAL CHINA		136,157,693

Hong Kong - 6.4%
China Resources Beer Holdings Co. Ltd.	4,770,000	33,173,297
CNOOC Ltd. sponsored ADR	123,702	13,069,116
Sun Art Retail Group Ltd.	8,135,000	11,294,092

TOTAL HONG KONG		57,536,505

Hungary - 3.3%
Richter Gedeon PLC	1,256,500	29,117,095
India - 4.2%
Housing Development Finance Corp. Ltd.	536,598	12,762,824
Larsen & Toubro Ltd.	671,900	8,192,032
Shree Cement Ltd.	35,183	10,195,721
Solar Industries India Ltd. (a)	497,100	6,741,239

TOTAL INDIA		37,891,816

Indonesia - 1.2%
PT Bank Mandiri (Persero) Tbk	26,436,800	10,507,308
Israel - 2.0%
Elbit Systems Ltd. (Israel)	125,500	17,618,174
Korea (South) - 7.3%
Samsung Electronics Co. Ltd.	1,019,191	49,346,210
Shinhan Financial Group Co. Ltd.	649,360	16,233,779

TOTAL KOREA (SOUTH)		65,579,989

Luxembourg - 1.4%
Globant SA (a)	69,800	12,071,212
Mexico - 5.9%
CEMEX S.A.B. de CV sponsored ADR	4,483,700	13,720,122
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,949,900	14,180,949
Wal-Mart de Mexico SA de CV Series V	10,619,000	24,921,607

TOTAL MEXICO		52,822,678

Netherlands - 1.7%
Yandex NV Series A (a)	263,600	15,167,544
Russia - 3.1%
Lukoil PJSC sponsored ADR	186,800	12,721,080
Sberbank of Russia sponsored ADR	1,279,800	15,248,817

TOTAL RUSSIA		27,969,897

South Africa - 3.5%
AngloGold Ashanti Ltd.	439,800	14,347,996
Impala Platinum Holdings Ltd.	1,924,100	16,983,296

TOTAL SOUTH AFRICA		31,331,292

Taiwan - 12.9%
ECLAT Textile Co. Ltd.	749,000	8,826,170
MediaTek, Inc.	992,000	23,683,400
Sporton International, Inc.	1,276,000	10,799,196
Taiwan Semiconductor Manufacturing Co. Ltd.	3,532,000	51,285,156
Unified-President Enterprises Corp.	5,347,000	13,020,588
Yageo Corp.	551,000	7,299,877

TOTAL TAIWAN		114,914,387

TOTAL COMMON STOCKS
(Cost $682,216,063)		825,985,141

Nonconvertible Preferred Stocks - 3.7%
Brazil - 3.7%
Itau Unibanco Holding SA	3,903,180	20,119,909
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,454,378	12,609,457
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $35,818,020)		32,729,366

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.14%(c)
(Cost $59,645,774)	59,628,714	59,646,603
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $777,679,857)		918,361,110
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(24,944,241)
NET ASSETS - 100%		$893,416,869

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,567
Fidelity Securities Lending Cash Central Fund	217
Total	$79,784

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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